May 2, 2014

VIA EDGAR

Securities and Exchange Commission
100 F  Street NE
Washington, D.C. 20549

Re:	American Fidelity Dual Strategy Fund, Inc.
(File Nos. 333-59185, 811-08873)

Ladies and Gentlemen:

On behalf of American Fidelity Dual Strategy Fund, Inc. (the “Fund”), I am filing this certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, I certify that the form of Prospectus and Statement of Additional Information (“SAI”) relating to the Fund’s shares otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the form of Prospectus and SAI contained in the 485(b) post-effective amendment to registration statement on Form N-1A for the Fund, which was filed electronically with the Securities and Exchange Commission via EDGAR on April 30, 2014 and became effective on May 1, 2014.

Sincerely,

/S/David R. Carpenter____
David R. Carpenter
President

cc:  Jennifer Wheeler